INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (4,175)	$ (655)	¥ (1,156)
Intangible assets, net	27,287	4,282	11,789
Intellectual property rights
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	22,919	3,596	7,375
Purchased software
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	¥ 8,543	$ 1,341	¥ 5,570